Financial risks (Tables)	12 Months Ended
Dec. 31, 2025
Financial Risk Management [Abstract]
Disclosure of detailed information about foreign currency risk [Table Text Block]
	December 31,
	2025	2024
	$	$

Cash	21,879	9,639
Amounts receivable	409	73
Other assets	1,031	975
Accounts payable and accrued liabilities	(570)	(280)
Dividends payable	(3,220)	(5)
Revolving credit facility	-	(80,000)

Net exposure, in U.S. dollars	19,529	(69,598)

Equivalent in Canadian dollars	26,766	(100,145)

Disclosure of detailed information about liquidity risk [Table Text Block]
	As at December 31, 2025
	Total amount payable		Estimated annual payments
		Maturity	2026	2027	2028	2029	2030
	$		$	$	$	$	$

Revolving credit facility (i)	4,698	May 30, 2029	1,375	1,375	1,375	573	-
Lease liabilities	5,790	December 31, 2029	1,548	1,544	1,388	1,310	-
	10,488		2,923	2,919	2,763	1,883	-